Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,434,100.32

Principal:
Principal Collections	$18,390,302.35
Prepayments in Full	$10,799,729.49
Liquidation Proceeds	$303,173.08
Recoveries	$7,481.77
Sub Total	$29,500,686.69
Collections	$30,934,787.01

Purchase Amounts:
Purchase Amounts Related to Principal	$96,856.53
Purchase Amounts Related to Interest	$612.59
Sub Total	$97,469.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,032,256.13

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,032,256.13
Servicing Fee	$635,794.80	$635,794.80	$0.00	$0.00	$30,396,461.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,396,461.33
Interest - Class A-2 Notes	$2,774.55	$2,774.55	$0.00	$0.00	$30,393,686.78
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$30,279,921.78
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$30,224,796.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,224,796.78
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$30,201,772.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,201,772.61
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$30,183,567.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,183,567.94
Regular Principal Payment	$27,169,460.69	$27,169,460.69	$0.00	$0.00	$3,014,107.25
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,014,107.25
Residual Released to Depositor	$0.00	$3,014,107.25	$0.00	$0.00	$0.00

Total		$31,032,256.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,169,460.69
Total					$27,169,460.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$19,585,073.49	$43.04	$2,774.55	$0.01	$19,587,848.04	$43.05
Class A-3 Notes	$7,584,387.20	$16.67	$113,765.00	$0.25	$7,698,152.20	$16.92
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$27,169,460.69	$20.65	$212,893.39	$0.16	$27,382,354.08	$20.81

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$19,585,073.49	0.0430384	$0.00	0.0000000
Class A-3 Notes	$455,060,000.00	1.0000000	$447,475,612.80	0.9833332
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$675,435,073.49	0.5132953	$648,265,612.80	0.4926480

Pool Information
Weighted Average APR	2.343%	2.334%
Weighted Average Remaining Term	45.20	44.34
Number of Receivables Outstanding	29,851	29,230
Pool Balance	$762,953,758.38	$733,082,871.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$709,907,326.30	$682,289,802.30
Pool Factor	0.5389998	0.5178971

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$50,793,069.18
Targeted Overcollateralization Amount	$84,817,258.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,817,258.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$280,825.45
(Recoveries)		21	$7,481.77
Net Loss for Current Collection Period			$273,343.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4299%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1809%
Second Prior Collection Period			0.1919%
Prior Collection Period			0.2675%
Current Collection Period			0.4385%
Four Month Average (Current and Prior Three Collection Periods)			0.2697%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		893	$1,702,281.25
(Cumulative Recoveries)			$179,519.90
Cumulative Net Loss for All Collection Periods			$1,522,761.35
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1076%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,906.25
Average Net Loss for Receivables that have experienced a Realized Loss			$1,705.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.87%	206	$6,382,105.86
61-90 Days Delinquent	0.15%	36	$1,073,998.53
91-120 Days Delinquent	0.03%	8	$237,615.24
Over 120 Days Delinquent	0.00%	2	$21,917.92
Total Delinquent Receivables	1.05%	252	$7,715,637.55

Repossession Inventory:
Repossessed in the Current Collection Period		13	$378,869.20
Total Repossessed Inventory		20	$567,425.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1443%
Prior Collection Period			0.1373%
Current Collection Period			0.1574%
Three Month Average			0.1463%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1819%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	18

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	116	$3,622,847.37
2 Months Extended	137	$4,070,544.62
3+ Months Extended	17	$625,795.24

Total Receivables Extended	270	$8,319,187.23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer